Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 42,556	$ 36,738
Less: Accumulated depreciation	(24,534)	$ (20,330)
Construction in progress	14
Total	18,036	$ 16,408
Servers and network equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	37,332	32,109
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,544	1,947
Furniture, fittings and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	856	651
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	320	339
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 2,504	$ 1,692